Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2022
Registrant Name	dei_EntityRegistrantName	ETF Series Solutions
Entity Central Index Key	dei_EntityCentralIndexKey	0001540305
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Dec. 22, 2023
Document Effective Date	dei_DocumentEffectiveDate	Jan. 02, 2024
Prospectus Date	rr_ProspectusDate	Nov. 14, 2022
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A